Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Segment Information
6.	Segment Information
Below is a summary of the Group’s segments and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Profit and Loss.

	Six Months Ended June 30, 2021
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	56,616	72,071	904	129,591	(820)	128,771
Inter-segment revenue	—	—	(50)	(50)	50	—

Segment revenue	56,616	72,071	854	129,541	(770)	128,771

	Six Months Ended June 30, 2021
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Cost of care delivery	(20,545)	(75,951)	(938)	(97,434)	5,297	(92,137)
Other operating expenses, excluding amortization and depreciation	(59,667)	(32,976)	(6,173)	(98,816)	(3,046)	(101,862)
Exchange (loss)/gain	(182)	(70)	2,348	2,095	(2,187)	(91)
Share of loss of equity-accounted investees	—	(1,276)	—	(1,276)	—	(1,276)
Gain / (loss) on sale	(2,390)	—	3,880	1,490	2,427	3,917

EBITDA	(26,168)	(38,202)	(29)	(64,399)	1,721	(62,678)

Depreciation and amortization						(13,322)
Exchange loss/(gain)						91
Share of loss of equity-accounted investees						1,276
(Gain) / loss on sale						(3,917)

Operating loss						(78,550)

	Six Months Ended June 30, 2020
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
External revenue	19,302	2,097	1,104	22,503	—	22,503
Inter-segment revenue	—	—	—	—	—	—

Segment revenue	19,302	2,097	1,104	22,503	—	22,503
Cost of care delivery	(18,581)	(3,040)	(2,823)	(24,444)	5,624	(18,820)
Other operating expenses, excluding amortization and depreciation	(57,704)	(10,618)	(6,218)	(74,540)	(5,542)	(80,082)
Exchange (loss)/gain	(813)	197	(19,292)	(19,908)	17,762	(2,146)
Share of loss of equity-accounted investees	—	(309)	—	(309)	—	(309)

EBITDA	(57,796)	(11,673)	(27,229)	(96,698)	17,844	(78,854)

Depreciation and amortization						(6,459)
Exchange loss/(gain)						2,146
Share of loss of equity-accounted investees						309

Operating loss						(82,858)

Reconciliation adjustments include allocation and classification differences of costs between management accounts and statutory reporting, reversals of inter-segment revenue and foreign exchange variances.
Major customers
Below is a summary of the revenue derived from the Group’s major customers.

	Six Months Ended June 30,
	2021		2020
	$’000	% of revenue	$’000	% of revenue
Customer 1	32,937	26	—	—
Customer 2	25,752	20	—	—
Customer 3	15,173	12	—	—
Customer 4	—	—	4,797	21
Customer 5	—	—	4,219	19
Customer 6	—	—	3,688	16
Customer 7	—	—	2,473	11
Geographical information
Revenue from external customers attributed to individual countries is summarized as follows:

	Six Months Ended June 30,
	2021	2020
	$’000	$’000
UK	16,130	12,332
US	71,651	2,097
Asia-Pacific	7,548	5,095
Canada	32,937	1,328
Rest of World	505	1,651

Total	128,771	22,503

As of June 30, 2021 55.8% ($88,566 thousand) and 40.9% ($64,869 thousand) of non-current
assets of the Group are derived from and located within the UK and US respectively. In 2020 64.8% ($70,920 thousand) and 34.5% ($37,776 thousand) of non-current
assets of the Group are derived from and located within the UK and US respectively.
As of June 30, 2021 54.6% ($6,297 thousand) and 40.1% ($4,618 thousand) of total Group trade receivables were attributable to the UK and US respectively. In 2020 47.6% ($2,224 thousand) and 50.1% ($2,339 thousand) of total Group trade receivables were attributable to the UK and US respectively.

7.	Segment Information
Below is a summary of the Group’s segments and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Profit and Loss.

	Year ended December 31, 2020
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	44,000	32,226	2,968	79,194	78	79,272
Inter-segment revenue	1,194	(3,094)	1,766	(134)	134	0

Segment revenue	45,194	29,132	4,734	79,060	212	79,272
Cost of care delivery	(34,600)	(34,381)	(7,205)	(76,186)	8,932	(67,254)
Other operating expenses, excluding amortization and depreciation	(127,762)	(27,190)	(3,990)	(158,942)	(14,100)	(173,042)
Exchange (loss)/gain	403	(246)	17,060	17,217	(20,053)	(2,836)
Share of loss of equity-accounted investees	—	—	(1,124)	(1,124)	—	(1,124)

EBITDA	(116,765)	(32,685)	9,475	(139,975)	(25,009)	(164,984)

Depreciation and amortization						(14,487)
Exchange loss/(gain)						2,836
Share of loss of equity-accounted investees						1,124

Operating loss						(175,511)

	Year ended December 31, 2019
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
External revenue	14,633	—	1,410	16,043	(9)	16,034
Inter-segment revenue	4,081	(2,669)	(1,382)	30	(30)	—

Segment revenue	18,714	(2,669)	28	16,073	(39)	16,034
Cost of care delivery	(25,707)	(160)	(373)	(26,240)	6,430	(19,810)

Other operating expenses, excluding amortization and depreciation	(119,895)	(23,273)	(5,340)	(148,508)	(8,040)	(156,548)
Exchange (loss)/gain	314	(83)	16,584	16,815	260	17,075

EBITDA	(126,574)	(26,185)	10,899	(141,860)	(1,389)	(143,249)

Depreciation and amortization						(2,496)
Exchange loss/(gain)						(17,075)

Operating loss						(162,820)

Reconciliation adjustments include allocation and classification differences of costs between management accounts and statutory reporting, reversals of inter-segment revenue and foreign exchange variances.
Major customers
Below is a summary of the revenue derived from the Group’s major customers.

	2020		2019
	$‘000	% of revenue	$‘000	% of revenue
Customer 1	11,918	15.0%	2,215	13.8%
Customer 2	9,706	12.3%	2,465	15.4%
Customer 3	9,505	12.0%	5,607	34.9%
Customer 4	14,937	18.9%	—	—
Geographical information
Revenue from external customers attributed to individual countries is summarized as follows:

	2020	2019
	$’000	$’000
UK	28,827	12,189
US	32,689	—
Asia-Pacific	11,585	2,215
Canada	3,207	564
Rest of World	2,964	1,066

Total	79,272	16,034

In 2020 64.8% ($70,920 thousand) and 34.5% ($37,776 thousand) of non-current
assets of the Group are derived from and located within the UK and US respectively. In 2019 substantially all non-current
assets of the Group were derived from and located in the UK.
In 2020 47.6% ($2,224 thousand) and 50.1% ($2,339 thousand) of total Group trade receivables were attributable to the UK and US respectively. In 2019 substantially all trade receivables of the Group were derived from the UK segment.